Interest and Finance Costs	12 Months Ended
Dec. 31, 2014
Interest and Finance Costs [Abstract]
Interest and Finance Costs

13.       Interest and Finance Costs

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2014	2013	2012
Interest expense	$7,815	$7,600	$7,021
Amortization of financing costs	519	473	379
Commitment fees and other costs	93	67	218
Total	$8,427	$8,140	$7,618

Total interest incurred on long-term debt for 2014, 2013 and 2012 amounted to $8,221, $8,068, and $7,342, respectively. Of the above amounts, $406 in 2014, $468 in 2013 and $321 in 2012, were capitalized and included in Vessels and in Advances for vessels under construction and acquisitions and other vessel costs.